Finance receivables (Summary of Finance Leases) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Schedule of Finance Lease Obligations [Line Items]
Minimum lease payments	¥ 1,039,103	¥ 889,522
Estimated unguaranteed residual values	421,497	376,360
Capital Leases, Net Investment in Direct Financing Leases, Gross, Total	1,460,600	1,265,882
Deferred origination costs	10,411	5,809
Less - Unearned income	(120,884)	(103,518)
Less - Allowance for credit losses	(28,817)	(23,962)
Finance leases, net	¥ 1,321,310	¥ 1,144,211